Changes in liabilities attributable to financing activities	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities attributable to financing activities	30. Changes in liabilities attributable to financing activities

	Leases	Nordic Bonds	Liabilities to credit institutions	Convertible Notes	Total
Balance at January 1, 2023	99,108	—	52,590	—	151,698
Cash flows	(11,411)	—	61,985	324,950	375,524
Non-cash flows:
Addition – leases	21,341	—	—	—	21,341
Foreign exchange adjustments	2,844	—	407	—	3,251
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	—	(74,078)	(74,078)
Change in fair value recognized in consolidated statement of comprehensive loss	—	—	—	72,656	72,656
Remeasurement - leases(1)	(17,886)	—	—	—	(17,886)
Other changes	(4,994)	—	5,323	—	329
Balance at December 31, 2023	89,002	—	120,305	323,528	532,835
Cash flows	(19,645)	—	(2,678)	—	(22,323)
Non-cash flows:
Addition – leases	2,880	—	—	—	2,880
Foreign exchange adjustments	(2,027)	—	840	—	(1,187)
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	—	867	867
Cancellation - leases(2)	(25,118)	—	—	—	(25,118)
Other changes	(9)	—	3,506	—	3,497
Balance at December 31, 2024	45,083	—	121,973	324,395	491,451
Cash flows	(11,945)	175,415	(130,521)	(24,629)	8,320
Non-cash flows:
Addition – leases	1,258	—	—	—	1,258
Foreign exchange adjustments	3,301	4,280	(1,745)	—	5,836
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	—	30,739	30,739
Change in fair value recognized in consolidated statement of comprehensive loss	—	—	—	16,355	16,355
Separation of embedded derivative	—	3,075	—	—	3,075
Fair value change embedded derivative recognized in the consolidated statement of operations	—	72	—	—	72
Repurchase of U.S. Notes	—	—	—	(13,715)	(13,715)
Other changes(3)	(511)	4,217	13,138	—	16,844
Balance at December 31, 2025	37,186	187,059	2,845	333,145	560,235

(1) Remeasurement related to change of lease term due to the decision to discontinue the construction of the production facility in Peterborough, UK.

(2) Cancellation is primarily related to terminated lease contract due to the continued exit of the production facility in Peterborough, UK.

(3) Other changes in liabilities to credit institutions includes transaction costs of $10.4 million that were expensed when the TLB agreement was extinguished on October 3, 2025. See Note 25 “Interest-bearing loans and borrowings” for further details.

The Group classifies interest paid as cash flows from operating activities.